INVENTORIES	12 Months Ended
Dec. 31, 2015
INVENTORIES [Abstract]
INVENTORIES
NOTE 3       -     INVENTORIES

	December 31,
	2 0 1 5	2 0 1 4
	$ in thousands

Raw materials	1,066	606
Work in process	177	225
Finished products	176	134
	1,419	965

The balances are net of write-down of $643 thousands as of December 31, 2015 and 2014.